Note 17 - Commitments and Contingencies (Details) (USD $)	Dec. 31, 2014
Note 17 - Commitments and Contingencies (Details) [Line Items]
Number of Vessels Under Construction	16
Contract Receivable, Due in Next Twelve Months	$ 90,126,629
Contract Receivable, Due in Year Two	47,939,159
Contract Receivable, Due in Year Three	29,208,000
Contract Receivable, Due in Year Four	20,137,573
Contract Receivable, Due in Year Five	18,960,000
Emihar Petroleum Inc [Member]
Note 17 - Commitments and Contingencies (Details) [Line Items]
Contract Receivable, Due in Next Twelve Months	9,814,000
Contract Receivable, Due in Year Two	7,412,400
Contract Receivable, Due in Year Three	$ 2,023,500